SCHEDULE OF AGREEMENT PRICING (Details)	3 Months Ended
Apr. 30, 2026 USD ($)
Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Agreement pricing	$ 3,700
Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Agreement pricing	3,800
Two Thousand Twenty Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Agreement pricing	$ 3,900